Annual Fund Operating Expenses - Pioneer Corporate High Yield Fund	Dec. 31, 2021
A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.40%
Less: Fee Waiver and Expense Reimbursement	0.50%	[1]
Net Expenses	0.90%	[1]
C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.14%
Less: Fee Waiver and Expense Reimbursement	0.49%	[1]
Net Expenses	1.65%	[1]
K
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.04%
Less: Fee Waiver and Expense Reimbursement	0.44%	[1]
Net Expenses	0.60%	[1]
Y
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.12%
Less: Fee Waiver and Expense Reimbursement	0.52%	[1]
Net Expenses	0.60%	[1]

[1]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.90%, 1.65%, 0.60% and 0.60% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through January 1, 2023. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.